JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.4%
Australia — 10.5%
AGL Energy Ltd.	539,116	2,722,798
Alumina Ltd.	1,478,599	1,997,993
Ampol Ltd.	123,073	2,607,057
Ansell Ltd.	114,319	2,173,425
APA Group	351,370	2,382,938
Aurizon Holdings Ltd.	118,743	297,078
AusNet Services Ltd.	1,441,359	2,652,243
Australia & New Zealand Banking Group Ltd.	27,502	519,756
Beach Energy Ltd.	447,147	472,335
BHP Group Ltd.(a)	105,166	3,372,733
BHP Group plc	123,288	3,891,561
BlueScope Steel Ltd.	79,299	1,039,360
Charter Hall Group, REIT	41,039	491,559
Cochlear Ltd.	3,053	418,667
Coles Group Ltd.	218,086	2,505,526
Crown Resorts Ltd.*	8,521	73,418
CSL Ltd.	14,050	2,602,660
CSR Ltd.	513,802	2,046,764
Dexus, REIT	431,131	3,138,598
Endeavour Group Ltd.	46,976	209,824
Evolution Mining Ltd.	477,882	1,200,646
Fortescue Metals Group Ltd.	202,924	2,849,481
Glencore plc*	371,351	1,934,596
GPT Group (The), REIT	774,603	2,744,925
Harvey Norman Holdings Ltd.	498,347	1,736,913
JB Hi-Fi Ltd.	34,402	1,125,612
Macquarie Group Ltd.	2,538	331,746
Metcash Ltd.	690,729	1,938,528
Mirvac Group, REIT	978,880	1,814,026
Origin Energy Ltd.	407,576	1,630,916
Ramsay Health Care Ltd.	52,670	2,349,927
REA Group Ltd.	10,471	1,084,762
Rio Tinto Ltd.	37,032	2,944,255
Rio Tinto plc	44,135	3,110,873
Santos Ltd.	731,508	3,726,108
Sonic Healthcare Ltd.	109,799	2,956,920
South32 Ltd.	611,170	1,681,510
Stockland, REIT	230,254	663,691
Tabcorp Holdings Ltd.	622,050	2,185,624
Telstra Corp. Ltd.	596,441	1,658,060
TPG Telecom Ltd.	103,102	432,865
Treasury Wine Estates Ltd.	61,347	461,099
Vicinity Centres, REIT	55,669	64,538
Washington H Soul Pattinson & Co. Ltd.	23,788	461,818
Wesfarmers Ltd.	81,201	3,029,815
Whitehaven Coal Ltd.*	302,357	578,915
Woodside Petroleum Ltd.	148,040	2,645,328
Woolworths Group Ltd.	118,404	2,888,403

		85,848,193

Austria — 0.5%
Mondi plc	105,072	2,628,817
OMV AG	30,523	1,868,142

		4,496,959

Belgium — 0.5%
Etablissements Franz Colruyt NV	21,646	879,254
Groupe Bruxelles Lambert SA	12,313	1,321,220
Proximus SADP	103,832	2,120,310

		4,320,784

Brazil — 0.4%
Yara International ASA	65,939	3,385,826

Cambodia — 0.0%(b)
NagaCorp Ltd.	184,000	146,513

Chile — 0.3%
Antofagasta plc	152,011	2,765,286

China — 1.5%
Chow Tai Fook Jewellery Group Ltd.	219,000	384,777
Lenovo Group Ltd.	2,734,000	2,962,859
SITC International Holdings Co. Ltd.	198,000	754,693
Tingyi Cayman Islands Holding Corp.	1,142,000	2,365,979
Uni-President China Holdings Ltd.	1,028,000	971,593
Want Want China Holdings Ltd.	2,389,000	2,343,888
Wilmar International Ltd.	877,300	2,790,853

		12,574,642

Denmark — 0.7%
Carlsberg A/S, Class B	9,512	1,540,284
DSV A/S	4,120	837,105
Novo Nordisk A/S, Class B	30,790	3,062,629

		5,440,018

Finland — 2.0%
Elisa OYJ	46,975	2,759,396
Fortum OYJ	116,184	3,162,497
Kesko OYJ, Class B	86,352	2,727,271
Neste OYJ	35,159	1,585,654
Orion OYJ, Class B	13,145	534,512
Stora Enso OYJ, Class R	101,796	2,072,266
UPM-Kymmene OYJ	84,941	3,095,803
Valmet OYJ	14,699	561,418

		16,498,817

France — 3.4%
Air Liquide SA	3,919	670,382
Arkema SA	18,361	2,715,007
Atos SE	19,560	701,166
Capgemini SE	14,464	3,251,743
Covivio, REIT	9,132	762,596
Eiffage SA	25,100	2,637,337
EssilorLuxottica SA	2,061	389,911
Gecina SA, REIT	19,554	2,653,327
Klepierre SA, REIT	62,795	1,670,237
Orange SA	128,466	1,509,148
Pernod Ricard SA	14,232	3,044,216
Publicis Groupe SA	26,418	1,790,108
TotalEnergies SE	40,207	2,286,470
Unibail-Rodamco-Westfield, REIT*	6,820	519,665
Vinci SA	20,478	2,244,523
Vivendi SE	89,075	1,167,361

		28,013,197

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Germany — 2.9%
Aroundtown SA	100,982	623,719
Covestro AG(c)	12,895	773,610
Daimler AG	38,694	3,087,538
Daimler Truck Holding AG*	19,048	671,516
Deutsche Telekom AG (Registered)	171,826	3,243,900
Deutsche Wohnen SE	6,896	280,952
Evonik Industries AG	25,124	819,638
Fresenius Medical Care AG & Co. KGaA	30,338	2,062,783
Hannover Rueck SE	3,004	606,033
Hella GmbH & Co. KGaA	6,721	471,139
Infineon Technologies AG	8,975	372,712
LEG Immobilien SE	12,424	1,648,153
Merck KGaA	8,316	1,823,684
ProSiebenSat.1 Media SE	70,012	1,095,053
SAP SE	19,474	2,443,231
Telefonica Deutschland Holding AG	573,947	1,647,670
Uniper SE	37,427	1,693,564

		23,364,895

Hong Kong — 3.9%
ASM Pacific Technology Ltd.	100,800	1,008,500
CK Asset Holdings Ltd.	377,000	2,516,628
CK Infrastructure Holdings Ltd.	460,000	2,834,692
CLP Holdings Ltd.	335,000	3,352,516
Hong Kong & China Gas Co. Ltd.	2,160,393	3,329,724
Hutchison Port Holdings Trust	2,806,800	662,988
Hysan Development Co. Ltd.	74,000	226,829
Link, REIT	213,600	1,833,866
MTR Corp. Ltd.	314,000	1,699,628
New World Development Co. Ltd.	113,750	464,363
PCCW Ltd.	3,713,000	1,955,331
Power Assets Holdings Ltd.	519,500	3,192,127
Sun Hung Kai Properties Ltd.	177,000	2,159,491
Techtronic Industries Co. Ltd.	147,000	2,425,515
WH Group Ltd.(c)	2,391,000	1,599,602
Xinyi Glass Holdings Ltd.	853,000	2,261,274
Yue Yuen Industrial Holdings Ltd.*	344,500	581,701

		32,104,775

Indonesia — 0.1%
First Pacific Co. Ltd.	428,000	164,678
Golden Agri-Resources Ltd.	4,880,600	891,802

		1,056,480

Ireland — 0.5%
CRH plc	38,264	1,920,486
Flutter Entertainment plc*	8,439	1,285,881
Smurfit Kappa Group plc	19,436	1,024,386

		4,230,753

Italy — 1.7%
A2A SpA	305,450	580,228
Banca Mediolanum SpA	56,837	552,507
Davide Campari-Milano NV	146,841	1,843,632
Enel SpA	10,165	78,236
Eni SpA	4,234	63,600
Italgas SpA	330,807	2,194,715
Poste Italiane SpA(c)	146,940	1,972,318
Recordati Industria Chimica e Farmaceutica SpA	27,812	1,558,042
Snam SpA	355,064	1,989,666
Telecom Italia SpA	3,737,075	1,761,209
Terna - Rete Elettrica Nazionale	113,391	890,960

		13,485,113

Japan — 28.5%
Activia Properties, Inc., REIT	207	700,664
Advance Residence Investment Corp., REIT(a)	237	697,119
Advantest Corp.	5,500	468,119
Aeon Co. Ltd.	23,500	535,498
Aeon Mall Co. Ltd.	40,800	589,824
AEON REIT Investment Corp., REIT(a)	486	618,144
Ajinomoto Co., Inc.	108,700	3,032,893
Alfresa Holdings Corp.	48,200	687,277
Anritsu Corp.(a)	137,900	1,904,248
Aozora Bank Ltd.	27,900	627,273
Asahi Group Holdings Ltd.	50,600	2,065,528
Astellas Pharma, Inc.	206,400	3,331,415
Brother Industries Ltd.	37,900	697,969
Canon Marketing Japan, Inc.	54,700	1,117,195
Capcom Co. Ltd.	73,200	1,767,103
Casio Computer Co. Ltd.	43,000	537,797
Chubu Electric Power Co., Inc.	318,500	3,190,065
Chugai Pharmaceutical Co. Ltd.	65,900	2,140,418
Chugoku Electric Power Co., Inc. (The)	46,200	363,115
COMSYS Holdings Corp.	96,000	2,284,244
Cosmo Energy Holdings Co. Ltd.	107,400	2,159,150
Cosmos Pharmaceutical Corp.	10,700	1,336,268
CyberAgent, Inc.	135,900	1,584,622
Dai Nippon Printing Co. Ltd.	47,000	1,128,242
Daito Trust Construction Co. Ltd.	28,400	3,256,530
Daiwa House REIT Investment Corp., REIT	438	1,304,788
Daiwa Securities Group, Inc.	502,300	3,026,709
Denka Co. Ltd.	11,500	405,010
DIC Corp.	43,700	1,121,137
Electric Power Development Co. Ltd.	168,600	2,212,429
ENEOS Holdings, Inc.	409,200	1,629,691
Fuji Media Holdings, Inc.	17,300	174,543
FUJIFILM Holdings Corp.	41,700	2,795,403
Fujitsu Ltd.	18,300	2,419,230
Fukuoka Financial Group, Inc.	23,700	465,448
GLP J-REIT, REIT	596	959,330
H.U. Group Holdings, Inc.	55,900	1,419,743
Hachijuni Bank Ltd. (The)	123,700	456,772
Hikari Tsushin, Inc.	5,200	624,337
Hoya Corp.	15,000	1,945,025
Idemitsu Kosan Co. Ltd.	69,637	1,784,214
Iida Group Holdings Co. Ltd.	96,100	1,999,326
Industrial & Infrastructure Fund Investment Corp., REIT(a)	273	456,661
Inpex Corp.	387,800	3,920,463
ITOCHU Corp.	88,900	2,856,043
Itochu Techno-Solutions Corp.	23,200	632,899

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Iwatani Corp.	36,100	1,701,888
Japan Metropolitan Fund Invest, REIT	1,727	1,455,365
Japan Post Holdings Co. Ltd.*	261,100	2,228,629
Japan Post Insurance Co. Ltd.	126,300	2,214,502
Japan Real Estate Investment Corp., REIT	100	549,895
Japan Tobacco, Inc.	160,600	3,206,360
Kajima Corp.	84,100	1,015,727
Kaken Pharmaceutical Co. Ltd.	14,900	532,800
Kaneka Corp.	16,500	537,486
Kansai Electric Power Co., Inc. (The)	336,900	3,180,042
KDDI Corp.	112,500	3,594,231
Kikkoman Corp.	23,600	1,783,876
Kinden Corp.	54,100	773,312
Kirin Holdings Co. Ltd.	52,200	836,669
K’s Holdings Corp.	170,400	1,676,852
Kyowa Kirin Co. Ltd.	58,800	1,465,579
Kyushu Electric Power Co., Inc.	206,100	1,527,156
Lawson, Inc.	14,700	644,288
Lintec Corp.	48,400	1,124,231
Mani, Inc.	22,300	322,223
Marubeni Corp.	363,500	3,740,394
Matsui Securities Co. Ltd.	59,000	412,618
MatsukiyoCocokara & Co.	27,600	944,694
Mebuki Financial Group, Inc.	165,400	368,970
Medipal Holdings Corp.	97,400	1,752,719
MEIJI Holdings Co. Ltd.	21,200	1,322,491
Mitsubishi Chemical Holdings Corp.	239,600	1,879,467
Mitsubishi Corp.	32,100	1,089,873
Mitsubishi Estate Co. Ltd.	17,300	249,162
Mitsubishi Gas Chemical Co., Inc.	90,800	1,739,302
Mitsubishi HC Capital, Inc.	366,600	1,893,372
Mitsubishi UFJ Financial Group, Inc.	218,900	1,326,815
Mitsui & Co. Ltd.	135,800	3,386,225
Mitsui Chemicals, Inc.	69,900	1,869,450
Mitsui Fudosan Logistics Park, Inc., REIT	107	526,260
Morinaga Milk Industry Co. Ltd.	9,600	465,428
NH Foods Ltd.	28,000	1,079,797
Nifco, Inc.	8,500	247,444
Nintendo Co. Ltd.	5,600	2,744,233
Nippon Electric Glass Co. Ltd.	45,600	1,139,103
NIPPON EXPRESS HOLDINGS, Inc.	2,400	142,233
Nippon Shokubai Co. Ltd.	9,800	461,504
Nippon Telegraph & Telephone Corp.	120,500	3,448,437
Nippon Yusen KK	27,800	2,179,336
Nisshin Seifun Group, Inc.	42,300	593,984
Nissin Foods Holdings Co. Ltd.	23,700	1,681,104
Nitto Denko Corp.	36,500	2,841,877
NOF Corp.	15,100	691,431
Nomura Holdings, Inc.	434,000	1,917,216
Nomura Real Estate Holdings, Inc.	67,900	1,590,004
Nomura Research Institute Ltd.	77,200	2,702,455
Obayashi Corp.	112,400	910,682
Ono Pharmaceutical Co. Ltd.	90,100	2,185,079
Open House Group Co. Ltd.	55,800	2,888,946
ORIX Corp.	150,300	3,100,257
Orix JREIT, Inc., REIT	409	586,938
Osaka Gas Co. Ltd.	147,900	2,515,245
Rakuten Group, Inc.	227,400	1,972,781
Relo Group, Inc.	300	5,414
RENOVA, Inc.*	70,300	999,402
Resona Holdings, Inc.	463,400	1,991,433
Rinnai Corp.	5,000	446,525
Sankyo Co. Ltd.	28,000	720,937
Sawai Group Holdings Co. Ltd.	25,300	957,648
SBI Holdings, Inc.	65,300	1,684,466
SCSK Corp.	48,500	820,690
Sekisui Chemical Co. Ltd.	51,000	891,684
Sekisui House Ltd.	58,000	1,175,089
Sekisui House Reit, Inc., REIT	620	422,292
Shimamura Co. Ltd.	8,400	768,568
Shionogi & Co. Ltd.	44,800	2,553,271
Ship Healthcare Holdings, Inc.	20,400	457,875
Skylark Holdings Co. Ltd.	66,000	862,357
SoftBank Corp.	239,600	3,003,595
SoftBank Group Corp.	54,300	2,405,465
Sojitz Corp.	151,520	2,374,588
Sony Group Corp.	26,600	2,975,701
Sugi Holdings Co. Ltd.	36,600	2,147,128
Sumitomo Chemical Co. Ltd.	708,800	3,574,514
Sumitomo Dainippon Pharma Co. Ltd.	145,000	1,578,214
Sumitomo Mitsui Financial Group, Inc.	55,700	2,006,368
Suzuken Co. Ltd.	20,800	617,353
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	358,519
Takeda Pharmaceutical Co. Ltd.	79,800	2,312,859
Teijin Ltd.	77,900	982,065
TIS, Inc.	5,600	147,284
Toho Gas Co. Ltd.	26,400	721,532
Tohoku Electric Power Co., Inc.	341,600	2,406,191
Tokuyama Corp.	64,700	1,029,850
Tokyo Century Corp.	2,400	118,438
Tokyo Electric Power Co. Holdings, Inc.*	470,500	1,253,530
Tokyo Electron Ltd.	6,200	3,032,626
Tokyo Gas Co. Ltd.	130,500	2,635,023
Tokyo Tatemono Co. Ltd.	31,800	474,025
Tosoh Corp.	95,800	1,498,934
Toyo Suisan Kaisha Ltd.	59,500	2,437,880
Toyota Industries Corp.	26,500	2,067,229
Tsumura & Co.	58,000	1,645,032
Tsuruha Holdings, Inc.	12,900	1,039,023
Ube Industries Ltd.	77,800	1,398,812
Unicharm Corp.	60,800	2,349,526
United Urban Investment Corp., REIT	695	821,181
USS Co. Ltd.	58,500	954,761
Welcia Holdings Co. Ltd.	43,700	1,180,243
Yamada Holdings Co. Ltd.	427,800	1,443,767
Yamaguchi Financial Group, Inc.	7,700	47,778

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Yamaha Motor Co. Ltd.	109,100	2,598,056
Yokohama Rubber Co. Ltd. (The)	67,900	989,887
Zeon Corp.	64,300	746,141

		232,519,127

Jordan — 0.3%
Hikma Pharmaceuticals plc	74,731	2,099,430

Luxembourg — 0.2%
RTL Group SA	22,409	1,268,473

Netherlands — 2.9%
ASML Holding NV	1,122	759,924
ASR Nederland NV	28,521	1,326,101
BE Semiconductor Industries NV	14,501	1,215,885
Heineken Holding NV	24,220	2,123,416
Koninklijke Ahold Delhaize NV	98,337	3,188,539
Koninklijke DSM NV	7,356	1,378,959
Koninklijke KPN NV	1,115,403	3,679,164
Koninklijke Philips NV	22,072	734,187
NN Group NV	65,319	3,655,389
Shell plc	125,215	3,216,615
Universal Music Group NV	4,065	100,362
Wolters Kluwer NV	26,183	2,664,869

		24,043,410

New Zealand — 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	149,248	2,745,944
Spark New Zealand Ltd.	836,624	2,391,182
Xero Ltd.*	10,017	811,432

		5,948,558

Norway — 1.1%
Aker BP ASA	17,098	592,433
Equinor ASA	88,922	2,451,386
Mowi ASA	38,601	947,420
Norsk Hydro ASA	119,847	921,062
Orkla ASA	202,706	1,937,140
Salmar ASA	8,014	546,421
Telenor ASA	72,231	1,193,728

		8,589,590

Poland — 0.1%
Polski Koncern Naftowy ORLEN SA	27,474	480,176

Portugal — 0.5%
EDP - Energias de Portugal SA	465,314	2,381,994
Galp Energia SGPS SA	7,358	81,132
Jeronimo Martins SGPS SA	60,275	1,448,471

		3,911,597

Russia — 0.7%
Coca-Cola HBC AG*	78,004	2,583,543
Evraz plc	387,966	2,635,695
Polymetal International plc	30,588	439,508

		5,658,746

Singapore — 2.0%
Ascendas, REIT	631,442	1,294,988
CapitaLand Integrated Commercial Trust, REIT	708,708	1,021,742
ComfortDelGro Corp. Ltd.	191,700	193,565
DBS Group Holdings Ltd.	104,200	2,737,008
Keppel Corp. Ltd.	432,300	1,822,669
Keppel DC, REIT	76,400	121,277
Mapletree Commercial Trust, REIT	817,500	1,094,237
Mapletree Logistics Trust, REIT	480,900	605,224
Mapletree North Asia Commercial Trust, REIT(c)	458,500	367,770
Sembcorp Industries Ltd.	1,516,300	2,575,118
Singapore Press Holdings Ltd.	457,600	789,339
Suntec, REIT	655,000	739,745
Venture Corp. Ltd.	208,000	2,725,162

		16,087,844

South Africa — 0.5%
Anglo American plc	86,642	3,819,656

South Korea — 7.6%
CJ CheilJedang Corp.*	6,296	1,826,185
Daewoo Engineering & Construction Co. Ltd.*	123,386	590,986
DL Holdings Co. Ltd.*	10,013	473,148
E-MART, Inc.	5,495	611,602
GS Engineering & Construction Corp.*	62,727	2,087,464
GS Holdings Corp.*	5,052	163,113
GS Retail Co. Ltd.*	35,795	812,744
Hana Financial Group, Inc.	70,390	2,652,182
Hanwha Corp.*	20,613	514,210
Hanwha Life Insurance Co. Ltd.*	315,226	775,076
Hite Jinro Co. Ltd.*	59,116	1,460,050
Hyundai Department Store Co. Ltd.*	3,680	221,625
Hyundai Mobis Co. Ltd.	5,208	1,022,343
Industrial Bank of Korea	172,345	1,496,352
Kakao Corp.	25,852	1,867,334
KB Financial Group, Inc.	59,109	2,929,424
Kia Corp.	40,960	2,855,967
Korea Electric Power Corp.	83,244	1,431,314
Korea Gas Corp.*	58,393	1,717,648
Korea Investment Holdings Co. Ltd.*	16,990	1,041,816
KT&G Corp.	44,910	2,901,000
Kumho Petrochemical Co. Ltd.*	3,524	437,482
LG Corp.*	36,905	2,282,260
LG Innotek Co. Ltd.	3,338	1,003,568
LG Uplus Corp.	115,837	1,262,235
Mirae Asset Securities Co. Ltd.	110,788	793,598
NAVER Corp.	8,531	2,253,383
NH Investment & Securities Co. Ltd.*	68,011	652,117
NongShim Co. Ltd.	415	112,010
Orion Corp.*	13,250	1,084,198
POSCO	8,739	1,954,857
Samsung Electronics Co. Ltd.	51,328	3,192,555
Samsung Engineering Co. Ltd.*	46,433	849,659
Samsung Life Insurance Co. Ltd.	12,000	607,787
Samsung Securities Co. Ltd.	36,624	1,236,620
SK Hynix, Inc.	27,215	2,816,966
SK Innovation Co. Ltd.*	1,195	219,316
SK Square Co. Ltd.*	23,380	1,066,694
SK Telecom Co. Ltd.	33,273	1,583,633

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
SKC Co. Ltd.*	3,578	430,755
S-Oil Corp.	32,343	2,455,268
Woori Financial Group, Inc.	292,396	3,597,163
Yuhan Corp.*	58,971	2,795,851

		62,139,558

Spain — 1.6%
Acciona SA	9,918	1,727,566
Enagas SA	100,680	2,176,910
Endesa SA	123,815	2,772,041
Iberdrola SA	247,768	2,840,676
Naturgy Energy Group SA	107,741	3,411,328

		12,928,521

Sweden — 4.4%
Boliden AB	86,097	3,486,287
Castellum AB	119,092	2,805,065
Fastighets AB Balder, Class B*	23,372	1,548,369
Getinge AB, Class B(a)	34,345	1,342,738
H & M Hennes & Mauritz AB, Class B	142,835	2,843,967
Hexagon AB, Class B	209,287	2,822,878
Husqvarna AB, Class B	54,840	762,494
Investor AB, Class B	142,804	3,100,551
Kinnevik AB, Class B*	59,397	1,775,295
Sagax AB, Class B	36,176	1,055,984
Securitas AB, Class B	161,792	1,954,164
Skanska AB, Class B	119,888	2,935,203
Swedish Match AB	368,415	2,850,531
Tele2 AB, Class B	151,874	2,209,776
Telia Co. AB	691,018	2,723,577
Trelleborg AB, Class B	60,788	1,530,575

		35,747,454

Switzerland — 2.1%
Baloise Holding AG (Registered)	2,485	435,314
EMS-Chemie Holding AG (Registered)	356	360,087
Kuehne + Nagel International AG (Registered)	4,027	1,137,173
Logitech International SA (Registered)	27,712	2,328,628
Novartis AG (Registered)	30,104	2,615,723
Roche Holding AG	8,142	3,150,949
Sonova Holding AG (Registered)	9,015	3,211,504
Swiss Prime Site AG (Registered)	4,478	442,769
Swisscom AG (Registered)	5,387	3,079,077

		16,761,224

United Kingdom — 16.4%
3i Group plc	177,165	3,299,488
abrdn plc	401,977	1,314,621
Admiral Group plc	74,998	3,188,973
Ashmore Group plc	91,711	351,548
Ashtead Group plc	41,175	2,945,166
Associated British Foods plc	96,141	2,537,731
AstraZeneca plc	31,567	3,672,127
Auto Trader Group plc(c)	348,193	3,155,201
AVEVA Group plc	50,581	2,007,148
Aviva plc	472,149	2,787,569
B&M European Value Retail SA	314,705	2,409,892
Barratt Developments plc	54,296	451,582
Bellway plc	23,509	904,606
Berkeley Group Holdings plc	30,252	1,726,482
BP plc	502,500	2,604,922
British American Tobacco plc	95,036	4,057,562
British Land Co. plc (The), REIT	226,586	1,694,306
BT Group plc	1,280,560	3,391,784
Centrica plc*	3,043,663	2,992,730
CK Hutchison Holdings Ltd.	106,542	757,229
ConvaTec Group plc(c)	920,584	2,185,583
Croda International plc	25,421	2,745,419
Dechra Pharmaceuticals plc	20,643	1,159,498
Deliveroo plc*(c)	186,988	392,855
Derwent London plc, REIT	53,560	2,474,829
Diageo plc	66,410	3,351,141
Direct Line Insurance Group plc	499,501	2,059,009
GlaxoSmithKline plc	161,939	3,613,832
Halma plc	46,915	1,590,122
IMI plc	79,208	1,769,728
Imperial Brands plc	159,387	3,779,044
InterContinental Hotels Group plc*	15,962	1,054,665
Intertek Group plc	18,432	1,337,619
J Sainsbury plc	661,767	2,600,447
Johnson Matthey plc	17,674	466,747
Land Securities Group plc, REIT	152,859	1,641,773
Legal & General Group plc	873,673	3,416,027
M&G plc	307,997	901,421
National Grid plc	57,810	845,930
Next plc	25,845	2,633,238
Pearson plc	289,339	2,415,823
Pennon Group plc	152,615	2,236,207
Persimmon plc	41,998	1,368,274
Phoenix Group Holdings plc	233,047	2,086,334
Reckitt Benckiser Group plc	33,420	2,707,761
Rentokil Initial plc	102,088	714,896
Rightmove plc	211,980	1,868,286
Sage Group plc (The)	237,817	2,323,943
Schroders plc	9,199	421,782
Segro plc, REIT	181,553	3,200,737
Severn Trent plc	52,682	2,045,343
Smith & Nephew plc	65,628	1,116,134
Smiths Group plc	53,905	1,136,188
Spirax-Sarco Engineering plc	12,656	2,281,317
SSE plc	147,981	3,183,966
St. James’s Place plc	51,902	1,071,384
Tate & Lyle plc	267,333	2,557,108
Taylor Wimpey plc	201,145	412,661
Tesco plc	886,734	3,561,721
Unilever plc	48,043	2,463,736
Unilever plc	18,039	921,383
United Utilities Group plc	229,627	3,312,574
Vodafone Group plc	1,427,586	2,506,651
WPP plc	80,026	1,254,850

		133,438,653

United States — 0.9%
Avast plc(c)	304,119	2,508,047
Ferguson plc	21,545	3,388,826
Schneider Electric SE	6,913	1,171,031
Sims Ltd.	48,280	491,550

		7,559,454

TOTAL COMMON STOCKS (Cost $782,690,016)		810,733,722

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(d)(e) (Cost $630,754)	630,501	630,754

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(d)(e)	6,757,973	6,755,946
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	1,161,994	1,161,994

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $7,918,491)		7,917,940

TOTAL SHORT-TERM INVESTMENTS (Cost $8,549,245)		8,548,694

Total Investments — 100.5% (Cost $791,239,261)		819,282,416
Liabilities in Excess of Other Assets — (0.5)%		(3,670,935)

Net Assets — 100.0%		815,611,481

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	5.5%
Electric Utilities	5.4
Metals & Mining	4.9
Oil, Gas & Consumable Fuels	4.9
Equity Real Estate Investment Trusts (REITs)	4.8
Diversified Telecommunication Services	4.7
Chemicals	4.4
Food Products	4.3
Food & Staples Retailing	3.8
Insurance	3.3
Gas Utilities	2.8
Banks	2.6
Real Estate Management & Development	2.4
Trading Companies & Distributors	2.4
Beverages	2.4
Capital Markets	2.1
Construction & Engineering	2.1
Tobacco	2.1
Health Care Equipment & Supplies	2.0
Household Durables	1.9
Wireless Telecommunication Services	1.9
Diversified Financial Services	1.6
Health Care Providers & Services	1.5
Electronic Equipment, Instruments & Components	1.5
Machinery	1.5
Technology Hardware, Storage & Peripherals	1.5
Media	1.4
Semiconductors & Semiconductor Equipment	1.3
IT Services	1.3
Interactive Media & Services	1.2
Software	1.2
Multiline Retail	1.2
Specialty Retail	1.2
Multi-Utilities	1.2
Automobiles	1.0
Paper & Forest Products	1.0
Others (each less than 1.0%)	8.7
Short-Term Investments	1.0

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $5,577,372.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	36	03/2022	USD	4,023,180	(27,730)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$85,848,193	$—	$85,848,193
Austria	—	4,496,959	—	4,496,959
Belgium	—	4,320,784	—	4,320,784
Brazil	—	3,385,826	—	3,385,826
Cambodia	—	146,513	—	146,513
Chile	—	2,765,286	—	2,765,286
China	—	12,574,642	—	12,574,642
Denmark	—	5,440,018	—	5,440,018
Finland	—	16,498,817	—	16,498,817
France	—	28,013,197	—	28,013,197
Germany	671,516	22,693,379	—	23,364,895
Hong Kong	226,829	31,877,946	—	32,104,775
Indonesia	164,678	891,802	—	1,056,480
Ireland	—	4,230,753	—	4,230,753
Italy	—	13,485,113	—	13,485,113
Japan	1,223,379	231,295,748	—	232,519,127
Jordan	—	2,099,430	—	2,099,430
Luxembourg	—	1,268,473	—	1,268,473
Netherlands	3,779,526	20,263,884	—	24,043,410
New Zealand	—	5,948,558	—	5,948,558
Norway	—	8,589,590	—	8,589,590
Poland	—	480,176	—	480,176
Portugal	1,448,471	2,463,126	—	3,911,597
Russia	—	5,658,746	—	5,658,746
Singapore	—	16,087,844	—	16,087,844
South Africa	—	3,819,656	—	3,819,656
South Korea	1,066,694	61,072,864	—	62,139,558
Spain	—	12,928,521	—	12,928,521
Sweden	—	35,747,454	—	35,747,454
Switzerland	—	16,761,224	—	16,761,224
United Kingdom	—	133,438,653	—	133,438,653
United States	2,508,047	5,051,407	—	7,559,454

Total Common Stocks	11,089,140	799,644,582	—	810,733,722

Short-Term Investments
Investment Companies	630,754	—	—	630,754
Investment of Cash Collateral from Securities Loaned	7,917,940	—	—	7,917,940

Total Short-Term Investments	8,548,694	—	—	8,548,694

Total Investments in Securities	$19,637,834	$799,644,582	$—	$819,282,416

Depreciation in Other Financial Instruments
Futures Contracts	$(27,730)	$—	$—	$(27,730)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$332,532	$32,160,634	$31,862,402	$(10)	$—	$630,754	630,501	$443	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	6,757,673	14,000,001	14,000,000	(1,176)	(552)	6,755,946	6,757,973	1,008	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,350,975	9,251,998	9,440,979	—	—	1,161,994	1,161,994	94	—

Total	$8,441,180	$55,412,633	$55,303,381	$(1,186)	$(552)	$8,548,694		$1,545	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.